Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information

10. Supplemental Cash Flow Information:

Supplemental cash flow information for the three months ended March 31, 2011 and 2012 follows (in millions):

	Three Months Ended March 31,
Supplemental information:	2011	2012
Interest paid	$123	$101

Income taxes paid, net of refunds of $3 million and $3 million, respectively	$19	$19

Acquired businesses:
Property and equipment	$1	$—
Software products	11	—
Customer base	8	6
Goodwill	4	2
Deferred income taxes	(4)	—
Purchase price obligations and debt assumed	(1)	(3)
Net current liabilities assumed	—	1

Cash paid for acquired businesses, net of cash acquired of $3 and $2 million, respectively	$19	$6

14. Supplemental Cash Flow Information:

Supplemental cash flow information for 2009, 2010 and 2011 follows (in millions):

	Year ended December 31,
	2009	2010	2011
Supplemental information:
Interest paid	$607	$639	$496

Income taxes paid, net of refunds of $6 million, $64 million and $58 million, respectively	$137	$43	$37

Acquired businesses:
Property and equipment	$—	$5	$1
Software products	10	21	21
Customer base	5	27	12
Goodwill	2	25	6
Other intangible assets	—	8	—
Deferred income taxes	(1)	(5)	(5)
Purchase price obligations and debt assumed	(1)	(2)	(1)
Net current liabilities assumed	(2)	3	1

Cash paid for acquired businesses, net of cash acquired of $1 and $10 and $4 million, respectively	$13	$82	$35